Label	Element	Value
Roundhill Gold Miners WeeklyPay ETF | VanEck Gold Miners ETF/USA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	120.60%
Roundhill Gold Miners WeeklyPay ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%
Roundhill Gold Miners WeeklyPay ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	123.10%	[1]
Roundhill Gold Miners WeeklyPay ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	123.10%
Roundhill Gold Miners WeeklyPay ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%
Roundhill Gold Miners WeeklyPay ETF | Total Return Swaps [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(24.00%)
Roundhill Gold Miners WeeklyPay ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.10%)

[1]
*	Held for cash and collateral management purposes.